LOAN RECEIVABLE	9 Months Ended
Sep. 30, 2021
LOAN RECEIVABLE [Abstract]
LOAN RECEIVABLE
5.	LOAN RECEIVABLE

On July 29, 2018, the Company entered into a loan agreement with a company related to a director, whereby the Company advanced $60,000 to the vendor. On March 20, 2019, the Company advanced an additional $21,000 to the vendor. The loan is unsecured, bears interest at 10% per annum and is due on demand. During the year ended December 31, 2019, $89,374 of the loan was repaid and during the nine months ended September 30, 2021, the Company wrote-off the remaining $1,874 as uncollectible.